Summary of Movement in Non-Vested Share Options (Detail) (Employee Stock Option, USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Employee Stock Option
Options Outstanding Number of Shares
Beginning Balance	1,468,081
Granted	245,514
Vested	(285,416)
Forfeited	(70,629)
Ending Balance	1,357,550
Weighted Average Exercise Price
Beginning balance	$ 23.45
Granted	$ 48.12
Vested	$ 22.16
Forfeited	$ 22.43
Ending balance	$ 28.24
Weighted Average Fair Value
Beginning Balance	$ 9.45
Granted	$ 14.95	$ 11.76
Vested	$ 8.85
Forfeited	$ 9.37
Ending Balance	$ 10.57